Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, shares in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) Option shares EquityInstruments £ / shares	Dec. 31, 2024 GBP (£) EquityInstruments Option £ / shares	Dec. 31, 2023 GBP (£) Option EquityInstruments £ / shares
Shares awarded
Share-based payments, market price measurement period preceding grant date	5 days
Minimum
Value at grant
Long - term incentives vest	3 years
Maximum
Value at grant
Long - term incentives vest	7 years
Shares awarded
Share-based payments, volatility measurement period	5 years
Sharesave
Average exercise price
At 1 January | £ / shares	£ 1.93	£ 1.59	£ 1.63
Granted | £ / shares	4.67	2.94	1.42
Exercised | £ / shares	1.82	1.52	1.44
Cancelled | £ / shares	1.99	1.6	1.72
At 31 December | £ / shares	£ 2.45	£ 1.93	£ 1.59
Shares under option
At 1 January | Option	101.0	114.0	99.0
Granted | Option	18.0	24.0	43.0
Exercised | Option	(20.0)	(32.0)	(23.0)
Cancelled | Option	(3.0)	(5.0)	(5.0)
At 31 December | Option	96.0	101.0	114.0
Options exercisable, vesting period	6 months
Options exercisable | Option	5.1	8.9	19.0
Weighted average share price | £ / shares	£ 6.39	£ 4.03	£ 2.2
Weighted average remaining contractual life of outstanding share options	2 years 1 month 9 days	2 years 4 months 6 days	2 years 3 months
Fair value of of options granted during the period	£ 29.8	£ 28.3	£ 27.3
Shares awarded
Share-based payments, market price measurement period preceding grant date	3 days
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.42	£ 1.42	£ 1.12
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 4.67	£ 2.94	£ 1.89
Deferred performance awards
Shares under option
Options exercisable, vesting period	3 years
Value at grant
At 1 January	£ 66.0	£ 76.0	£ 93.0
Granted	60.0	50.0	52.0
Forfeited	(4.0)	(3.0)	(2.0)
Vested	(52.0)	(57.0)	(67.0)
At 31 December	£ 70.0	£ 66.0	£ 76.0
Shares awarded
At 1 January (in shares) | EquityInstruments	30	35	46
Granted (in shares) | EquityInstruments	14	23	20
Forfeited (in shares) | EquityInstruments	(1)	(1)	(1)
Vested/exercised (in shares) | EquityInstruments	(18)	(27)	(30)
At 31 December (in shares) | EquityInstruments	25	30	35
Long-term incentives
Value at grant
At 1 January	£ 40.0	£ 49.0	£ 49.0
Granted	18.0	9.0	11.0
Vested	(13.0)	(11.0)	(10.0)
Lapsed	(4.0)	(7.0)	(1.0)
At 31 December	£ 41.0	£ 40.0	£ 49.0
Shares awarded
At 1 January (in shares) | EquityInstruments	19	23	23
Granted (in shares) | EquityInstruments	4	5	5
Vested/exercised (in shares) | EquityInstruments	(5)	(5)	(4)
Lapsed (in shares) | EquityInstruments	(1)	(4)	(1)
At 31 December (in shares) | EquityInstruments	17	19	23
Market value of awards vested and exercised	£ 34.4	£ 19.3	£ 9.5
Sharing in Success
Share-based payments
Total granted (in shares) | shares	12.5
Value at grant
Granted	£ 60.5
Vested	£ (60.5)
Shares awarded
Vested/exercised (in shares) | shares	(12.5)